Acquisition Of Navios Midstream (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of Navios Midstream

Purchase price:
Fair value of previously held interest (58.97%)	$31,515
Equity issuance (3,683,284 Navios Acquisition shares * $6.24)	22,984

Total purchase price	54,499
Fair value of assets and liabilities acquired:
Vessels	234,000
Current assets (including cash of $25,260)	64,530
Favourable lease terms	36,900
Long term debt assumed (including current portion)	(198,337)
Current liabilities	(13,643)

Fair value of net assets acquired	123,450

Bargain purchase gain	$68,951

Schedule of acquired intangible assets

	Weighted Average Amortization (years)	Amortization per Year
Favorable lease terms	7.0	$(5,275)

Acquired identifiable intangible assets

Gross Amount
Description
Favorable lease terms	$36,900